Financial risk management	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial risk management
Note 3 - Financial risk management
As a result of its business and the global nature of its operations, Polestar Group is exposed to credit risk, liquidity risk, market risk from changes in foreign currency exchange rates and interest rate risk, and other risk.
Credit risk
Polestar Group is exposed to counterparty credit risks if, for example, contractual partners or fleet customers are unable or only partially able to meet their contractual obligations. Credit risk encompasses both the direct risk of default and the risk of a deterioration of creditworthiness, as well as concentration risks. The Group defines default as the inability to collect receivables once all reasonable means of collection have been unsuccessful and the expectation of recovering contractual cash flows on the receivables is not probable.
Financial credit risk
Financial credit risk on financial transactions is the risk that Polestar Group will incur losses as a result of non-payment by counterparties related to the Group's bank accounts, bank deposits, derivative transactions, and other liquid assets. In order to minimize financial credit risk, Polestar Group has adopted a policy of dealing with only well-established international banks or other major participants in the financial markets as counterparties. Further, Polestar Group also considers the credit risk assessment of its counterparties by the capital markets and places priority on institutions with high creditworthiness and balanced risk diversification. The credit rating of financial counterparties used during the years ended December 31, 2025 and 2024 were in the range of BBB- to A+, Baa3 to Aa2 and BB+ to AA-, using S&P, Moody's and Fitch long-term ratings, respectively.
Assets that potentially subject the Group to concentrations of credit risk primarily consist of cash and cash equivalents, marketable securities, restricted deposits, and trade receivables that are all invested in major financial institutions with high credit ratings. Generally, these assets may be redeemed upon demand and, therefore, bear low risk. Risks associated with the Group's trade receivables are further specified below in Operational credit risk.
Operational credit risk
Operational credit risk arises from trade receivables. It refers to the risk that a counterparty will default on its contractual obligations which would, in turn, result in financial loss to the Group. Trade receivables at Polestar Group mostly consist of receivables resulting from the global sales of vehicles and technology. The credit risk from trade receivables encompasses the default risk of customers. Management evaluates for concentrations of credit risk at the customer level based on the outstanding trade receivables balance of each respective customer account. As of December 31, 2025, there is no single customer contributing more than 10% of the Group's total trade receivables, and, as of December 31, 2024, one unrelated party accounted for $20,937 (11.0%) of the Group's total trade receivables. Historically, the Group has not incurred any losses from these customers and does not have any contractual right to off-set its payables and receivables.
The table below shows Polestar's different categories of customers when considering sales of vehicles along with their respective risk mitigation, as of December 31, 2025:

Customer	Nature of risk mitigation
End customers who pay up-front for vehicles	All credit risk related to these customers is eliminated due to the nature of the payment.
Fleet customers
Credit risk reviews are performed prior to entering into related sales agreements. Depending on the creditworthiness of its customers, Polestar Group may establish credit limits to reduce credit risks.

Dealers and importers
The title to Polestar vehicles remains with Polestar until the invoice is paid in full, which is generally on the invoice date or the day after (i.e., payment is received before the vehicle ships and credit risk is thereby mitigated).

Financial service providers
Polestar sells vehicles to financial service providers, who then form separate contractual relationships with end customers. To reduce the risk related to such financial service providers, Polestar has selected a few credible financing providers in each market. Credit risk reviews, establishment of credit limits, and selection of credible financial service providers must be strictly followed and monitored, globally.

Third-party financing for retail sales
Polestar sells vehicles to third party Financial service providers (not selected partners to Polestar as described above), who then form separate contractual relationship with end customers. To reduce the risk to such third-party financial service providers, Polestar perform an review including credit risk review of any new third party Financial service provider before its being added and approved in Polestar systems or processes.

The maximum amount of credit risk exposure is the carrying amount of trade receivables. See Note 17 - Financial instruments for further details.
Liquidity risk
Liquidity risk is the risk that Polestar Group is unable to meet ongoing financial obligations on time, including the contractual payments on its loans and borrowings which are both short-term and long-term in nature. Polestar Group needs to have adequate cash and cash equivalents and other liquid assets on hand to ensure the Group can meet its short-term financing obligations and other working capital needs.
As of December 31, 2025 and 2024, the Group held cash and cash equivalents of $1,159,300 and $739,237, respectively, that were available for managing liquidity risk. The contractual maturities of financial liabilities within 12 months exceed the Group's cash and cash equivalents and short-term financial assets as of December 31, 2025. The Group manages the liquidity gap through a combination of re-financings / roll-overs of its short-term and long-term financing arrangements with credit institutions and related parties as they fall due (refer to Note 26 - Loans and borrowings and Note 28 - Related party transactions for further details) and obtaining additional funding from one of, or a combination of, new short-term working capital loan arrangements, long-term loan arrangements, loans with related parties, and debt or equity capital market transactions. Polestar may also delay payments on its related party trade payables, allowing additional liquidity to remain available for other working capital and financial needs. Delays in trade payables usually incur 'interest for late payment' and may result in further collections actions by the supplier - refer to Note 28 - Related party transactions for additional information on trade payables with related parties. The Group's short-term liquidity management takes into account the maturities of financial assets and financial liabilities and estimates of cash flows from business operations. Refer to Going Concern in Note 1 - Basis of preparation for further details on Polestar's liquidity risk, the actions taken to address this and assumptions and judgments related to future plans.
There are recurring meetings of key stakeholders who engage in discussions related to Polestar's current and forecasted liquidity position to determine Polestar Group's short-term and long-term funding needs. Management has established a liquidity risk management framework for management of the Group's short and long-term funding and liquidity management requirements. The Group prepares long-term planning in order to mitigate funding and re-financing risks. Depending on liquidity needs, Polestar Group will enter into financing and debt agreements and/or lending agreements. All draws on loans are evaluated against future liquidity needs and investment plans.
Foreign currency exchange risk
The global nature of Polestar Group's business exposes the Group's cash flows to risks arising from fluctuations in currency exchange rates. Changes in currency exchange rates have a direct impact on Polestar Group's operating income, finance income, finance expense, Consolidated Statement of Financial Position and Consolidated Statement of Cash Flows. Group management continually assesses Polestar's exposure to exchange rate risks and may choose to take mitigating action (such as entering into economic hedges) if it judges this to be necessary, however there are no predetermined limits or predefined mitigating actions for the management of this risk.
Foreign currency exchange risk arises from commercial transactions and settlement of recognized assets and liabilities denominated in a currency that is not the functional currency of the relevant Group entity. Such currency effects (i.e., foreign exchange gains and losses) are recorded in Profit or Loss. The Group measures its currency exposure risk based on the net position of the material financial instruments (cash and cash equivalents, trade receivables, trade payables and loans and borrowings) in each relevant foreign currency. The table below shows the Group's exposure to each currency pair, being the first currency the one in which the transaction was registered and the second one the functional currency of the entity in which the transaction was registered:

Group's net exposure
As of December 31, 2025
CNY/SEK	(1,015,010)
USD/SEK	817,780
CNY/USD	(762,560)
EUR/USD	(574,760)
As of December 31, 2024
CNY/SEK	(995,910)
USD/SEK	502,270
EUR/USD	(351,410)
EUR/SEK	(290,970)
The following table illustrates the estimated impact of a 10% change in the foreign exchange rates as of December 31, 2025 and 2024 for net asset balances which could be impacted by movements in foreign exchange rates:

Impact on loss before income taxes
As of December 31, 2025
CNY/SEK exchange rate - increase/decrease 10%	101,501
USD/SEK exchange rate - increase/decrease 10%	81,778
CNY/USD exchange rate - increase/decrease 10%	76,256
EUR/USD exchange rate - increase/decrease 10%	57,476
As of December 31, 2024[1]
CNY/SEK exchange rate – increase/decrease 10%	99,591
USD/SEK exchange rate – increase/decrease 10%	50,227
EUR/USD exchange rate – increase/decrease 10%	35,141
EUR/SEK exchange rate – increase/decrease 10%	29,097
1 - The comparative disclosures above for the year ended December 31, 2024 have been corrected for computational errors.
The Group's overall transaction currency exposure is reduced by natural hedging, which consists of the currency exposures of the business operations of different entities partially offsetting each other at the Group level. These natural hedges eliminate the need for hedging to the extent of the matched exposures.
Other market risk
The Group is exposed to market risk on its Class C Shares and Earn-out rights. These instruments are measured at fair value through profit or loss. The Class C-1 Shares are publicly traded on the Nasdaq. The Class C-2 Shares and Earn-out rights are not publicly traded and require Level 2 and Level 3 fair value measurements, respectively. Refer to Note 1 - Basis of preparation for further details on the Class C Shares, Earn-out rights, and related valuation methodologies. The following table illustrates the estimated impact of a 10% change in volatility on the Earn-out rights:

Impact on loss before income taxes
As of December 31, 2025
Earn-out liability - increase 10%	4,436
Earn-out liability - decrease 10%	(2,140)
As of December 31, 2024
Earn-out liability - increase 10%	9,185
Earn-out liability - decrease 10%	(14,225)
Interest rate risk
Polestar Group's main interest rate risk arises from current and non-current loans and borrowings with variable rates, which exposes the Group to cash flow interest rate risk. As of December 31, 2025 and 2024, the nominal amount of loans with floating rates within the following captions are as follows:

	As of December 31,
	2025	2024
Loans with variable rates
Current loans and borrowings	1,723,962	2,167,369
Non-current loans and borrowings	2,232,309	2,186,307
Management closely monitors the effects of changes in the interest rates on the Group's interest rate risk exposures, but the Group currently does not take any measures to hedge interest rate risks. Interest rate risk associated with the Group's current loans and borrowings is limited given their short-term duration; a majority of the Group's risk comes from its non-current loans and borrowings.
The table below shows the estimated effect on profit or loss and equity of a parallel shift of the interest rate curves up or down by 1 percentage point on loans and borrowings with floating interest rates. This analysis assumes that all other variables, in particular foreign currency rates, remain constant. The calculation considers the effect of financial instruments with variable interest rates, financial instruments at fair value through profit or loss, and the fixed rate element of interest rate caps. The analysis is performed on the same basis for 2025 and 2024.

Impact on loss before income taxes
As of December 31, 2025
SOFR - increase/decrease 1%	25,848
EURIBOR - increase/decrease 1%	5,358
Other floating rates - increase/decrease 1%	1,089
As of December 31, 2024
SOFR - increase/decrease 1%	20,029
EURIBOR - increase/decrease 1%	3,464
LPR - increase/decrease 1%	929
Other floating rates - increase/decrease 1%	39
Capital management
Safeguarding the Group's ability to continue as a going concern, driving growth to provide future returns for shareholders, and maintaining an optimal capital structure to reduce the cost of capital are Polestar Group's primary objectives when managing capital and implementing related capital management strategies. As a Company which is quickly scaling, Polestar's treasury department regularly evaluates the cash needs of the Company and enters into debt arrangements with banks in Europe, China, and with related parties. To maintain or adjust the capital structure, the Group may issue new shares, sell assets to reduce debt, or enter into short term debt and financing arrangements to increase cash on hand, with an ultimate goal of striking a balance between capital generated through debt versus equity. Polestar's capital is summarized as follows:

	As of December 31,
	2025	2024[1]
Share capital and other contributed capital	4,161,275	3,646,196
Current loans and borrowings	3,860,675	2,657,839
Non-current loans and borrowings	2,499,230	2,281,062
Total capital	10,521,180	8,585,097
1 - The current and non-current loans and borrowings as of December 31, 2024 figures and descriptions were adjusted in accordance with stated in Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).
As of December 31, 2025, Polestar's main sources of debt are short-term working capital loans which are entered into with credit institutions, long-term working capital loans which are entered into with credit institutions, and long-term related party loans. These obligations are reflected within current and non-current loans and borrowings on the Consolidated Statement of Financial Position.